General Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
General Description of the Plan	General Description of the Plan
The Mattel, Inc. Personal Investment Plan (the "Plan") was established by Mattel, Inc. (the "Company") effective November 1, 1983. The Plan is a defined contribution plan that covers non-union employees of the Company and certain of its subsidiaries.
The Plan is sponsored by the Company and administered through the Benefit Administrative Committee. The Plan’s assets are held by Fidelity Management Trust Company ("Fidelity Trust" or the "Trustee"), and the recordkeeper is Fidelity Workplace Services, LLC.
Eligibility
Employees of the Company and certain of its subsidiaries are generally eligible to participate in the Plan immediately upon their hire date if they are full-time or part-time employees of the Company or certain of its subsidiaries and are age 20 or older, except that American Girl retail store employees age 20 or older are eligible to participate in the Plan after a 90-day waiting period has been completed. Seasonal employees are not eligible to participate.
Contributions
The Company makes automatic contributions to the Plan regardless of whether the participants elect to personally contribute to the Plan. Automatic contributions range from three percent to seven percent of a participant’s compensation, based on the participant's age. The Company also makes matching contributions equal to 50 percent of the first six percent of compensation contributed by participants.
The Plan includes provisions for automatic enrollment and re-enrollment of participants and automatic increases in participant contributions. Under these provisions, each employee is automatically enrolled for contributions upon the employee's commencement of employment (or later eligibility date) equal to six percent of compensation. In addition, the contribution percentage of each participant who has elected (or who has been automatically enrolled) to contribute less than ten percent of compensation is automatically increased by two percent as of the first April that is at least 90 days after the participant has elected (or has been automatically enrolled) to contribute to the Plan. The automatic two percent increase continues on each subsequent April until the participant’s contribution level reaches ten percent of compensation. A participant may affirmatively elect to override the automatic enrollment and automatic contribution increases at any time. Plan participants who are not classified as "highly compensated employees" under the Internal Revenue Code (the "Code") may contribute up to 80 percent of their compensation. Plan participants who are classified as “highly compensated employees” may contribute up to 20 percent of their compensation.
All contributions made to the Plan are subject to annual limitations imposed by the Code.
Plan participants were able to direct all contributions into one or more of the separate investment funds available under the Plan in 2025 and 2024, including a fund that is invested primarily in the Company’s common stock (the "Mattel, Inc. stock fund"). Participants may not invest more than 25 percent of the contributions made to their accounts in the Mattel, Inc. stock fund or make a transfer after which more than 25 percent of their account balance is invested into the Mattel, Inc. stock fund. Participants are not required to allocate any funds to the Mattel, Inc. stock fund, allowing them to limit or eliminate their exposure to market changes in the Company’s stock price.
Vesting
Participants are immediately vested in their contributions plus earnings thereon. Participants vest in the Company's contributions plus earnings thereon after three years of credited service. While being an employee, participants can also become fully vested in the balance of their accounts upon attainment of age 65, total and permanent disability, or death.
Notes Receivable from Participants
Participants who are currently employed by the Company or an affiliate may borrow from their accounts a minimum of $2,000 and a maximum equal to the lesser of $50,000 less the highest outstanding loan balance in the last 12 months or 50 percent of the vested balance of their accounts. Loan terms generally range from one to five years but can range from one to fifteen years if the loan proceeds are used for the purchase of a primary residence. The loans are secured by the vested balance of accounts and bear interest at the prime rate plus one percent, set at the beginning of the month in which the loan is granted, and is fixed for the duration of the loan. Annual interest rates on loans outstanding for the Plan ranged from 4.25 to 9.50 percent as of December 31, 2025 and 2024. Principal and interest are primarily paid ratably through payroll deductions.
Participant Accounts
Participant accounts are credited and debited, as applicable, to reflect (a) the participant's contributions, (b) the Company's contributions, (c) the participant's share of earnings and losses generated by the Plan’s investment funds and (d) administrative expenses charged to the participant's accounts. The participant's and the Company's contributions are invested in the Plan's investment funds based on the investment fund percentages chosen by participants for their contributions. Allocations of the Plan’s earnings and losses are based on the funds' earnings and losses and the percentage of the funds the participants choose to hold. Nonvested account balances of participants who terminate employment are forfeited and used to reduce future Company contributions, pay Plan expenses, and/or make corrective contributions to the Plan. Forfeitures of $1,634,000 were used to reduce Company contributions and plan expenses in 2025 by approximately $1,469,000 and $165,000, respectively.
Payment of Benefits
Participants or beneficiaries of participants who terminate employment are allowed to receive a distribution of their vested account balances. If the distributable benefit is $1,000 or more, the payment options generally include a single lump-sum payment, a partial distribution, or if the distributable benefit is $50,000 or more, installment payments over a period of five, ten, or fifteen years. If the distributable benefit is equal to or less than $1,000, or in the case of death, the payment is made in a lump sum.
Participants may also elect to receive a managed account distribution option that seeks to provide monthly installment payments intended to last for the participant's lifetime. This will require the participant to enroll in professional investment management of the participant's account by an investment manager appointed by the Plan.
Expenses of the Plan
Certain plan administration and investment manager expenses are allocated to the funds and paid by the Plan, with all other expenses paid by the participants or the Company.